FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
or fiscal year ending: 12/31/06

Is this a transition report?  N


Is this an amendment to a previous filing?  N



1. A.   Registrant Name: Horace Mann Life Insurance
                          Group Annuity Separate Account

    B.   File Number: 811-21939

    C.   Telephone Number:(217) 788-8530


2.  A.   Street: #1 Horace Mann Plaza

    B.   City: Springfield C. State: IL D. Zip Code: 62715  Zip Ext:0001


3.  Is this the first filing on this form by Registrant?  Y


4.  Is this the last filing on this form by Registrant?  N


5.  Is Registrant a small business investment company (SBIC)?  N


6.  Is Registrant a unit investment trust (UIT)?  Y


7.  A.  Is Registrant a series or multiple portfolio company?  N




For period ending 12/31/06
File number 811-21939

111.  A. Depositor Name: Horace Mann Life Insurance Company

      B. File Number:  not applicable

      C. City:  Springfield  State: Illinois  Zip Code: 62715-0001

112.  A. Sponsor Name: Horace Mann Life Insurance Company

      B. File Number   not applicable

      C. City:  Springfield  State: Illinois  Zip Code: 62715-0001

113.  A. Trustee Name:   not applicable

114.  A. Principal Underwriter Name: Horace Mann Investors, Inc.

      B. File Number:  8-6082

      C. City:  Springfield  State: Illinois  Zip Code: 62715-0001

115.  A. Independent Public Account Name: KPMG, LLP

      B. City: Chicago  State: Illinois  Zip Code:  60601

116.  A. Is Registrant part of a family of investment companies?  N

117.  Is Registrant a separate account of an insurance company?   Y
      (If answer is "Y" (YES), are any of the following types of contracts funded by the Registrant:

      B.  Variable annuity contracts?                             Y
      C.  Scheduled premium variable life contracts?              N
      D.  Flexible premium variable life contracts?               N
      E.  Other types of insurance products registered under the
          Securities Act of 1933?                                 N


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

    1
119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

    1

120. State the total vale of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted)

    $ 25,564
121. State the number of series for which a current prospectus was in existence at the end of the period

       1
122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

    0

123. State the total value of the additional units considered in answering item 122 ($000 omitted)

    0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000 omitted)

    0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)

    $ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series).($000's omitted)

    $ 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains, if any):


J. All other equity securities                        1  $ 26,367   $ 313
L. Total assets of all series of registrant           1  $ 26,367   $ 313

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?

    N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?

    N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?

    N

131. Total expenses incurred by all series of Registrant during the current reporting period
    $ 195


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-21939

For period ending (a) 12/31/06
File number (c) 811-21939

SIGNATURE PAGE



This report is signed on behalf of the registrant.

City of:  Springfield  State of:  Illinois

Date:  February 27, 2007




Name of Registrant: Horace Mann Life Insurance
                    Group Annuity Separate Account




By:                                         Witness:
     /s/ Bret A. Conklin                        /s/ Louis G. Lower II
         Controller                                 President & Chief
                                                    Executive